DERIVATIVES - Derivatives Designated as Hedging Instruments (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Derivative [Line Items]
Notional Amounts	$ 7,208,040	$ 5,769,802
Derivative Assets	145,710	207,653
Derivative Liabilities	(67,400)	(165,858)
Designated as Hedging Instrument | Derivatives designated as cash flow hedges
Derivative [Line Items]
Notional Amounts	1,400,000
Derivative Assets	6,869
Derivative Liabilities	0
Interest rates
Derivative [Line Items]
Notional Amounts	289,446	5,002
Derivative Assets	97	19
Derivative Liabilities	(1,054)	$ (13)
Interest rates | Designated as Hedging Instrument | Derivatives designated as cash flow hedges
Derivative [Line Items]
Notional Amounts	1,400,000
Derivative Assets	6,869
Derivative Liabilities